REGISTRATION STATEMENT ON FORM N-1A

As filed with the Securities and Exchange Commission on November 16, 2011

File No. 333-162629

811-22341

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

______________________________________

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No.__

Post-Effective Amendment No._2_

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

Amendment No. 5

THE ACADIA MUTUAL FUNDS

(Exact Name of Registrant as Specified in Charter)

One Penn Plaza, 36th Floor, New York, NY 10119

Registrant's Telephone Number, including Area Code: (212) 671-1111

____________________________________

Business Filings Incorporated

108 West 13th Street

Wilmington, Delaware 19801

(Name and address of agent for service of process)

Copies to:

Cynthia D. Baughman

The Law Offices of John H. Lively & Associates, Inc.

A member firm of The 1940 Act Law GroupTM

2041 W. 141st Terrace, Suite 119

Leawood, KS 66224

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b)

[   ] On (date) pursuant to paragraph (b)

[   ] 60 days after filing pursuant to paragraph (a)(1)

[   ] On (date) pursuant to paragraph (a)(1)

[   ] 75 days after filing pursuant to paragraph (a)(2)

[   ]On (date) pursuant to paragraph (a)(2) of Rule 485

[] As soon as practicable after the effective date of this registration statement

______________________________________

EXPLANATORY NOTE

This Post-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summaries first provided in Post-Effective Amendment No. 1 filed on October 28, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 2 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in this City of New York in the State of New York, on the 16thday of November, 2011.

Acadia Mutual Funds

By: /s/ Eric Jacobs*

President

As required by the Securities Act of 1933, this Post-Effective Amendment No. 2 to the Registration Statement has been signed by the following persons in the capacities indicated on the 16th day of November, 2011.

Signature

Title

/s/ Eric Jacobs*

President, Trustee

Eric Jacobs

November 16, 2011

/s/ Michael Hogue

Treasurer, Trustee

Michael Hogue

November 16, 2011

/s/ David Zale*

Trustee

David Zale

November 16, 2011

/s/ Mark A. Young*

Trustee

Mark A. Young

November 16, 2011

/s/ Elizabeth Mathieu*

Trustee

Elizabeth Mathieu

November 16, 2011

*By: /s/ Michael E. Hogue

As Attorney In Fact

November 16, 2011

*Pursuant to power of attorney filed herewith.

Exhibit Index

Index No.

Description of Exhibit

1.

EX-101.INS

XBRL Instance Document

2.

EX-101.SCH

XBRL Taxonomy Extension Schema Document

3.

EX-101.CAL

XBRL Taxonomy Extension Calculation Linkbase

4.

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

5.

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

6.

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase